INTANGIBLE ASSETS - Intangible Assets Rollforward (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
INTANGIBLE ASSETS
Balance at the beginning of the year	$ 238	$ 1,839	$ 1,063
Addition		159	2,064
Amortization expense	(28)	(1,061)	(1,287)
Impairment		(696)
Foreign currency translation adjustment	11	(3)	(1)
Balance at the ending of the year	$ 221	$ 238	$ 1,839